[Ropes & Gray LLP]

Kathleen M. Nichols
T +1 617 854 2418
February 24, 2017	F +1 617 235 0862
kathleen.nichols@ropesgray.com

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Mutual Funds (File Nos. 33-56094 and 811-07428)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 199 (the “Amendment”) to the Registration Statement of Voya Mutual Funds (the “Registrant”). This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), and shall become effective on February 28, 2017.

In addition to Part C, the Amendment includes the following documents for the below-listed funds (each a “Fund” and collectively the “Funds”):

1.              Statutory Prospectus for Class A, Class B, Class C, Class I, Class O, Class P, Class R and Class W Shares of Voya Global Bond Fund; Class A and Class I Shares of Voya Global Corporate Leaders® 100 Fund; Class A, Class B, Class C, Class I and Class W Shares of Voya Global Equity Fund; Class A, Class B, Class C, Class I, Class O and Class W Shares of Voya Global Equity Dividend Fund; Class A and Class I Shares of Voya Global High Dividend Low Volatility Fund; Class A, Class B, Class C, Class I, Class O, Class R and Class W Shares of Voya Global Real Estate Fund; Class A, Class B, Class C, Class I and Class W Shares of Voya International Real Estate Fund; Class A, Class B, Class C, Class I, Class R and Class W Shares of Voya Multi-Manager Emerging Markets Equity Fund; Class A, Class B, Class C, Class I, Class O, Class R and Class W Shares of Voya Multi-Manager International Equity Fund; Class I and Class W Shares of Voya Multi-Manager International Factors Fund; Class A, Class B, Class C, Class I, Class O and Class W Shares of Voya Multi-Manager International Small Cap Fund and Class A, Class I and Class W Shares of Voya Russia Fund;

2.              Statutory Prospectus for Class R6 Shares of Voya Global Bond Fund and Voya Global Real Estate Fund;

3.              Statutory Prospectus for Class A, Class C, Class I and Class W Shares of Voya Diversified Emerging Markets Debt Fund;

4.              Statutory Prospectus for Class A, Class B, Class C, Class I, Class O, Class R and Class W Shares of Voya Diversified International Fund;

5.              Statutory Prospectus for Class A, Class C, Class I, Class R and Class W Shares of Voya Global Perspectives Fund;

6.              The Statement of Additional Information for Voya Global Bond Fund, Voya Global Corporate Leaders 100® Fund, Voya Global Equity Fund, Voya Global Equity Dividend Fund, Voya Global High Dividend Low Volatility Fund, Voya Global Real Estate Fund, Voya International Real Estate Fund, Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, Voya Multi-Manager International Factors Fund, Voya Multi-Manager International Small Cap Fund and Voya Russia Fund; and

7.              The Statement of Additional Information for Voya Diversified Emerging Markets Debt Fund, Voya Diversified International Fund and Voya Global Perspectives Fund.

The Registrant is filing the Amendment for the purpose of updating the Prospectus and the related Statement of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the Act for the Funds.

In connection with this Amendment, the Registrant plans to file a separate filing pursuant to Rule 497(k) for each Fund’s definitive Summary Prospectus, which contains the same information in response to Items 2 through 8 of Form N-1A as does the Statutory Prospectus included in this Amendment.  This transmittal letter shall also serve as the transmittal letter for each of the corresponding filings made pursuant to Rule 497(k).

We have assisted the Registrant in the preparation of the Amendment and believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing.  Should you have any questions concerning the attached filing, please contact the undersigned at (617) 854-2418 or Jay Stamper at (480) 477-2660.

Very truly yours,

/s/ Kathleen M. Nichols
Kathleen M. Nichols

cc:	Kristen Freeman, Esq.
Timothy W. Diggins, Esq.
Elizabeth J. Reza, Esq.